J. & W. Seligman & Co.
                                  Incorporated

                                                              March 13, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re: Seligman Global Fund Series, Inc. (the "Fund") on behalf of its Global Growth Fund
      File Nos. 33-44186 and 811-6485

Dear Ladies and Gentlemen:

      Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement, dated March 13, 2003, to the Fund's Prospectus, dated March 1, 2003.

      If you have any questions, please do not hesitate to contact me at (212) 850-1375.

                                               Very truly yours,


                                               /s/Jennifer G. Muzzey

                                               Jennifer G. Muzzey
                                               Legal Assistant
                                               Law & Regulation Department

JGM:jgm

             100 Park Avenue New York, New York 10017 (212) 850-1864

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    Supplement, dated March 13, 2003, to the Prospectus, dated March 1, 2003, of Seligman Global Fund Series, Inc. (the "Series")
                                on behalf of its
                           Seligman Global Growth Fund

      The following supersedes and replaces the information set forth on page 27 of the Series' Prospectus under the caption "Portfolio Management - Global Growth Fund and International Growth Fund."

      The Global Growth Fund and International Growth Fund are managed by Seligman's Global Investment Group, which is co-headed by Mr. David F. Cooley.

      Mr. Cooley, a Managing Director of Seligman, is a Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of the Global Growth Fund and the International Growth Fund. He is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Global Growth Portfolio and International Growth Portfolio. Mr. Cooley joined Seligman in 2000 from Gratry and Company, where he was Managing Director, Investments, responsible for the formation of investment policy and the management of global and international portfolios. Prior to that, he was Director of Global Growth Equity for National City Investment Management Company. Prior to that, Mr. Cooley was International Equity Portfolio Manager for Society Asset Management.